UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Wealth Builder Fund

(formerly, Delaware Dividend Income Fund)

May 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Wealth Builder Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2015 to May 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

Delaware Wealth Builder Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16*
Actual Fund return†
Class A	$1,000.00	$1,030.40	1.14%	$5.79
Class C	1,000.00	1,026.50	1.89%	9.58
Class R	1,000.00	1,029.10	1.39%	7.05
Institutional Class	1,000.00	1,031.60	0.89%	4.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.14%	$5.75
Class C	1,000.00	1,015.55	1.89%	9.52
Class R	1,000.00	1,018.05	1.39%	7.01
Institutional Class	1,000.00	1,020.55	0.89%	4.50

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	56.94%
Consumer Discretionary	3.71%
Consumer Staples	6.39%
Diversified REIT	0.23%
Energy	6.37%
Financials	6.39%
Healthcare	9.98%
Healthcare REIT	0.05%
Hotel REIT	0.09%
Industrial REIT	0.10%
Industrials	4.93%
Information Technology	6.90%
Mall REITs	0.78%
Manufactured Housing REIT	0.12%
Materials	1.49%
Mixed REIT	0.24%
Multifamily REITs	1.57%
Office REITs	1.38%
Self-Storage REIT	0.10%
Shopping Center REITs	1.16%
Single Tenant REIT	0.71%
Telecommunication Services	2.88%
Utilities	1.37%
Exchange-Traded Funds	0.82%
Convertible Preferred Stock	1.67%
Commercial Mortgage-Backed Security	0.08%
Convertible Bonds	7.66%
Capital Goods	0.05%
Communications	1.11%
Consumer Cyclical	0.42%
Consumer Non-Cyclical	1.62%
Energy	0.18%
Financials	1.16%
Industrials	0.29%
REITs	1.10%
Technology	1.73%

Security type / sector allocation and top 10 equity holdings

Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
Corporate Bonds	13.08%
Automotive	0.05%
Banking	0.54%
Basic Industry	1.31%
Capital Goods	0.84%
Consumer Cyclical	1.20%
Consumer Non-Cyclical	1.20%
Energy	1.48%
Financials	0.08%
Healthcare	1.20%
Insurance	0.24%
Media	1.40%
REITs	0.83%
Services	0.45%
Technology	0.69%
Telecommunications	1.25%
Utilities	0.32%
Leveraged Non-Recourse Security	0.00%
Municipal Bonds	1.05%
Senior Secured Loans	0.89%
Sovereign Bonds	0.53%
U.S. Treasury Obligations	2.87%
Master Limited Partnership	0.52%
Preferred Stock	0.54%
Warrant	0.00%
Short-Term Investments	10.49%
Total Value of Securities before Securities Sold Short	97.14%
Securities Sold Short	(0.81%)
Total Value of Securities	96.33%
Receivables and Other Assets Net of Liabilities	3.67%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Archer-Daniels-Midland	1.50%
Johnson Controls	1.48%
Baxalta	1.46%
Bank of New York Mellon	1.45%
Halliburton	1.44%
Marsh & McLennan	1.43%
Northrop Grumman	1.42%
Waste Management	1.41%
CA	1.40%
Express Scripts Holding	1.40%

Schedule of investments
Delaware Wealth Builder Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 56.94%

Consumer Discretionary – 3.71%
Asian Pay Television Trust	3,169,600	$1,334,956
Bayerische Motoren Werke	6,728	568,106
Johnson Controls	234,500	10,353,175
Kering	1,810	292,317
Lowe’s	122,300	9,799,899
Nitori Holdings	6,586	669,692
Publicis Groupe	3,718	269,142
Sumitomo Rubber Industries	33,900	499,002
Techtronic Industries	135,000	542,901
Toyota Motor	16,600	866,915
Yue Yuen Industrial Holdings	231,000	870,997

		26,067,102

Consumer Staples – 6.39%
Archer-Daniels-Midland	246,300	10,534,251
Aryzta †	9,574	381,034
Carlsberg Class B	6,721	648,502
Coca-Cola	84,793	3,781,768
Coca-Cola Amatil	53,464	343,133
CVS Health	90,100	8,690,145
Japan Tobacco	18,800	747,348
Kraft Heinz	117,700	9,791,463
Mondelez International	214,100	9,525,309
Tesco †	167,346	400,162

		44,843,115

Diversified REIT – 0.23%
Vornado Realty Trust ¥	17,200	1,642,944

		1,642,944

Energy – 6.37%
Chevron	95,200	9,615,200
CNOOC	359,000	428,726
ConocoPhillips	210,200	9,204,658
Halliburton	240,000	10,123,200
Marathon Oil	363,200	4,747,024
Occidental Petroleum	127,300	9,603,512
Suncor Energy	14,800	408,782
TOTAL	11,879	577,260

		44,708,362

Financials – 6.39%
Allstate	138,100	9,323,131
AXA	30,170	757,980
Bank of New York Mellon	242,700	10,207,962

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financials (continued)
Bank Rakyat Indonesia Persero	517,498	$392,101
BB&T	269,900	9,816,263
ING Groep CVA	47,551	592,301
Marsh & McLennan	152,200	10,055,854
Mitsubishi UFJ Financial Group	175,200	876,198
Nordea Bank	81,999	795,773
Standard Chartered	72,751	557,718
UniCredit	122,791	392,929
Wells Fargo	21,900	1,110,768

		44,878,978

Healthcare – 9.98%
Baxalta	226,800	10,258,164
Cardinal Health	109,000	8,605,550
Express Scripts Holding †	130,130	9,831,321
Johnson & Johnson	82,700	9,319,463
Merck	169,700	9,547,322
Novartis	10,335	820,354
Pfizer	282,638	9,807,539
Quest Diagnostics @	121,200	9,353,004
Sanofi	11,233	921,007
STADA Arzneimittel	11,309	602,220
Teva Pharmaceutical Industries ADR	19,433	1,007,990

		70,073,934

Healthcare REIT – 0.05%
Healthcare Trust of America Class A ¥	11,100	334,998

		334,998

Hotel REIT – 0.09%
Pebblebrook Hotel Trust ¥	24,000	605,280

		605,280

Industrial REIT – 0.10%
Terreno Realty ¥	28,540	683,248

		683,248

Industrials – 4.93%
Deutsche Post	22,302	650,507
East Japan Railway	8,746	800,476
ITOCHU	63,889	802,831
Koninklijke Philips	23,048	621,106
Meggitt	81,722	459,245
Northrop Grumman ¥	46,800	9,952,956
Raytheon	72,800	9,439,976
Rexel	17,327	264,988
Teleperformance	9,878	861,455

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Industrials (continued)
Vinci	11,428	$859,431
Waste Management	162,700	9,916,565

		34,629,536

Information Technology – 6.90%
CA @	304,764	9,849,972
CGI Group Class A †	17,046	797,217
Cisco Systems	329,300	9,566,165
Intel	292,000	9,224,280
Microsoft	151,809	8,045,877
Playtech	38,947	479,193
QUALCOMM	21,000	1,153,320
Samsung Electronics	746	808,719
Xerox @	849,400	8,468,518

		48,393,261

Mall REITs – 0.78%
General Growth Properties ¥	78,200	2,101,234
Simon Property Group ¥	12,163	2,403,895
Taubman Centers ¥	13,700	939,409

		5,444,538

Manufactured Housing REIT – 0.12%
Equity LifeStyle Properties ¥	11,527	844,929

		844,929

Materials – 1.49%
Alamos Gold	23,652	151,325
EI du Pont de Nemours	140,700	9,203,187
Rexam	69,525	632,878
Rio Tinto	10,510	295,690
Yamana Gold	41,413	174,640

		10,457,720

Mixed REIT – 0.24%
Duke Realty ¥	70,700	1,673,469

		1,673,469

Multifamily REITs – 1.57%
ADO Properties 144A #	64,401	2,326,663
American Campus Communities ¥	15,300	719,406
American Homes 4 Rent ¥	72,090	1,322,130
Apartment Investment & Management ¥	39,600	1,688,940
Equity Residential ¥	22,400	1,550,304
Gecina	8,692	1,227,753
Post Properties	17,300	1,047,861

	Number of shares	Value (U.S. $)

Common Stock (continued)

Multifamily REITs (continued)
Vonovia	32,489	$1,113,566

		10,996,623

Office REITs – 1.38%
Boston Properties ¥	5,100	640,713
Easterly Government Properties	147,400	2,759,328
Empire State Realty Trust ¥	51,900	983,505
Equity Commonwealth @†¥	61,100	1,765,179
Hudson Pacific Properties ¥	15,000	421,650
Intervest Offices & Warehouses	66,160	1,839,219
Mack-Cali Realty	48,800	1,280,512

		9,690,106

Self-Storage REIT – 0.10%
CubeSmart ¥	21,200	675,008

		675,008

Shopping Center REITs – 1.16%
Brixmor Property Group ¥	93,000	2,348,250
DDR ¥	71,900	1,237,399
Kimco Realty	22,900	645,322
Klepierre	15,999	731,811
Ramco-Gershenson Properties Trust ¥	21,800	392,618
Retail Properties of America	61,200	970,020
Urban Edge Properties	39,600	1,063,260
Wheeler Real Estate Investment Trust	500,130	755,196

		8,143,876

Single Tenant REIT – 0.71%
STORE Capital ¥	195,700	4,996,221

		4,996,221

Telecommunication Services – 2.88%
AT&T	238,700	9,345,105
Century Communications @=†	1,625,000	0
Mobile TeleSystems ADR	21,796	190,933
Nippon Telegraph & Telephone	25,674	1,125,636
Tele2 Class B	48,624	426,703
Verizon Communications	178,900	9,106,010

		20,194,387

Utilities – 1.37%
Edison International	129,300	9,261,759
National Grid	26,506	386,587

		9,648,346

Total Common Stock (cost $332,408,628)		399,625,981

Schedule of investments

Delaware Wealth Builder Fund

	Number of shares	Value (U.S. $)

Exchange-Traded Funds – 0.82%

ProShares Short High Yield†	97,700	$2,617,383
SPDR Gold Shares†	12,700	1,473,708
VanEck Vectors High-Yield Municipal Index ETF	52,800	1,681,680

Total Exchange-Traded Funds (cost $5,889,462)		5,772,771

Convertible Preferred Stock – 1.67%

Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	15,000	1,636,800
El Paso Energy Capital Trust I 4.75% exercise price $50.00, expiration date 3/31/28 @	39,900	1,935,150
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	41,750	1,971,435
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @	789	38,267
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	1,437	2,010,334
Maiden Holdings 7.25% exercise price $15.11, expiration date 9/15/16	34,260	1,667,434
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	1,989	2,445,217

Total Convertible Preferred Stock (cost $12,202,828)		11,704,637

	Principal amount°

Commercial Mortgage-Backed Security – 0.08%

JPMBB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	500,000	536,784

Total Commercial Mortgage-Backed Security (cost $528,066)		536,784

Convertible Bonds – 7.66%

Capital Goods – 0.05%
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 @	457,000	378,167

		378,167

Communications – 1.11%
Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	2,913,000	2,789,197
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #@	2,588,000	2,636,525
Liberty Interactive 144A 1.00% exercise price $64.20, maturity date 9/30/43 #	2,662,000	2,325,923

		7,751,645

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Consumer Cyclical – 0.42%
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	3,072,000	$2,968,320

		2,968,320

Consumer Non-Cyclical – 1.62%
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	839,000	831,659
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	1,718,000	2,045,494
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	913,000	1,176,629
NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #	1,031,000	1,170,829
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	2,710,000	2,643,944
Vector Group 1.75% exercise price $24.64, maturity date 4/15/20	2,566,000	2,785,714
Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 ●	481,000	675,029

		11,329,298

Energy – 0.18%
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	1,387,000	1,261,303

		1,261,303

Financials – 1.16%
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	2,293,000	2,315,930
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	2,037,000	1,927,511
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	1,984,000	2,001,360
New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @	1,943,000	1,906,569

		8,151,370

Industrials – 0.29%
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	753,000	741,705
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	1,424,000	1,314,530

		2,056,235

REITs – 1.10%
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	3,147,000	3,369,257

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

REITs (continued)
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 @	2,025,000	$2,188,276
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @	2,170,000	2,168,655

		7,726,188

Technology – 1.73%
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	3,192,000	3,263,820
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	1,154,000	1,325,657
Electronics For Imaging 0.75% exercise price $52.72, maturity date 9/1/19	1,673,000	1,785,927
j2 Global 3.25% exercise price $69.21, maturity date 6/15/29	1,417,000	1,647,263
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	200,000	209,625
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	1,928,000	1,950,895
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	2,263,000	1,929,207

		12,112,394

Total Convertible Bonds (cost $53,473,570)		53,734,920

Corporate Bonds – 13.08%

Automotive – 0.05%
American Tire Distributors 144A 10.25% 3/1/22 #	395,000	344,144

		344,144

Banking – 0.54%
Credit Suisse Group 144A 6.25% 12/29/49 #●	560,000	541,316
HSBC Holdings 6.875% 12/29/49 ●	345,000	348,450
JPMorgan Chase 6.75% 8/29/49 ●	460,000	511,175
Lloyds Banking Group 7.50% 4/30/49 ●	415,000	417,075
Popular 7.00% 7/1/19	700,000	698,250
Royal Bank of Scotland Group 8.00% 12/29/49 ●	545,000	537,506
Santander Issuances 5.179% 11/19/25	200,000	199,206
UBS Group 6.875% 12/29/49 ●	520,000	503,844

		3,756,822

Basic Industry – 1.31%
AK Steel 7.625% 5/15/20	363,000	294,030
ArcelorMittal
6.50% 3/1/21	235,000	244,400

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
ArcelorMittal
7.25% 2/25/22	235,000	$246,750
10.85% 6/1/19	115,000	135,556
Ball 5.25% 7/1/25	250,000	261,250
Builders FirstSource
144A 7.625% 6/1/21 #	366,000	386,130
144A 10.75% 8/15/23 #	490,000	535,325
Cemex
144A 7.25% 1/15/21 #	665,000	696,521
144A 7.75% 4/16/26 #	200,000	210,750
Chemours
6.625% 5/15/23	185,000	166,963
7.00% 5/15/25	160,000	141,100
FMG Resources August 2006 144A 6.875% 4/1/22 #	385,000	350,924
Freeport-McMoRan 3.55% 3/1/22	320,000	269,600
James Hardie International Finance 144A 5.875% 2/15/23 #	445,000	453,900
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	215,000	221,450
Kraton Polymers 144A 10.50% 4/15/23 #	245,000	260,313
NCI Building Systems 144A 8.25% 1/15/23 #	440,000	473,000
New Gold
144A 6.25% 11/15/22 #	201,000	191,453
144A 7.00% 4/15/20 #	210,000	211,837
NOVA Chemicals 144A 5.00% 5/1/25 #	420,000	415,800
PQ 144A 6.75% 11/15/22 #	510,000	532,950
PTC 6.00% 5/15/24	270,000	281,813
Rayonier AM Products 144A 5.50% 6/1/24 #	349,000	297,523
Standard Industries
144A 5.50% 2/15/23 #	170,000	175,950
144A 6.00% 10/15/25 #	140,000	149,450
Steel Dynamics 5.50% 10/1/24	305,000	314,211
Summit Materials
6.125% 7/15/23	605,000	611,050
144A 8.50% 4/15/22 #	130,000	139,100
US Concrete 144A 6.375% 6/1/24 #	515,000	516,287

		9,185,386

Capital Goods – 0.84%
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	200,000
144A 6.00% 6/30/21 #	600,000	594,000
144A 7.25% 5/15/24 #	200,000	205,000
BWAY Holding 144A 9.125% 8/15/21 #	649,000	627,907

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Gardner Denver 144A 6.875% 8/15/21 #	632,000	$545,100
KLX 144A 5.875% 12/1/22 #	505,000	499,950
Plastipak Holdings 144A 6.50% 10/1/21 #	555,000	572,344
Reynolds Group Issuer 8.25% 2/15/21	690,000	717,984
Signode Industrial Group 144A 6.375% 5/1/22 #	555,000	532,106
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	555,000	557,775
TransDigm 144A 6.375% 6/15/26 #	830,000	832,075

		5,884,241

Consumer Cyclical – 1.20%
American Builders & Contractors Supply 144A 5.75% 12/15/23 #	155,000	161,587
Beacon Roofing Supply 6.375% 10/1/23	395,000	420,675
Boyd Gaming
144A 6.375% 4/1/26 #	200,000	207,000
6.875% 5/15/23	650,000	684,775
GLP Capital 5.375% 4/15/26	235,000	245,575
Group 1 Automotive 144A 5.25% 12/15/23 #	350,000	346,500
HD Supply 144A 5.75% 4/15/24 #	270,000	281,475
JC Penney 8.125% 10/1/19	510,000	524,025
L Brands 6.875% 11/1/35	575,000	609,500
LKQ 4.75% 5/15/23	240,000	237,000
M/I Homes 6.75% 1/15/21	420,000	424,200
Mattamy Group 144A 6.50% 11/15/20 #	350,000	342,125
MGM Resorts International 6.00% 3/15/23	571,000	598,123
MGP Growth Properties Operating Partnership 144A 5.625% 5/1/24 #	280,000	294,700
Mohegan Tribal Gaming Authority 9.75% 9/1/21	940,000	995,225
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	730,000	751,900
Neiman Marcus Group 144A 8.00% 10/15/21 #	290,000	220,400
Penske Automotive Group 5.50% 5/15/26	505,000	502,475
Rite Aid 144A 6.125% 4/1/23 #	320,000	339,600
Scientific Games 8.125% 9/15/18	265,000	258,375

		8,445,235

Consumer Non-Cyclical – 1.20%
Albertsons 144A 6.625% 6/15/24 #	710,000	728,637
Amsurg 5.625% 7/15/22	385,000	392,219
Dean Foods 144A 6.50% 3/15/23 #	395,000	412,775
ExamWorks Group 5.625% 4/15/23	505,000	543,506
JBS Investments 144A 7.75% 10/28/20 #	200,000	210,500
JBS USA 144A 5.75% 6/15/25 #	1,705,000	1,636,800
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	720,000	700,200
NBTY 144A 7.625% 5/15/21 #	645,000	659,513

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
NES Rentals Holdings 144A 7.875% 5/1/18 #	310,000	$302,250
Post Holdings
7.375% 2/15/22	285,000	302,100
144A 7.75% 3/15/24 #	445,000	485,606
Prestige Brands
144A 5.375% 12/15/21 #	265,000	269,637
144A 6.375% 3/1/24 #	95,000	100,463
Prime Security Services Borrower 144A 9.25% 5/15/23 #	735,000	769,913
Spectrum Brands 6.125% 12/15/24	265,000	281,563
SUPERVALU 7.75% 11/15/22	295,000	257,756
Team Health 144A 7.25% 12/15/23 #	340,000	365,500

		8,418,938

Energy – 1.48%
AmeriGas Finance 7.00% 5/20/22	405,000	428,794
Antero Resources
5.125% 12/1/22	140,000	134,750
5.375% 11/1/21	205,000	200,900
6.00% 12/1/20	90,000	89,775
Calumet Specialty Products Partners 7.625% 1/15/22	355,000	236,963
Cheniere Corpus Christi Holdings 144A 7.00% 6/30/24 #	235,000	241,169
Concho Resources
5.50% 10/1/22	230,000	231,150
5.50% 4/1/23	280,000	281,400
Continental Resources 5.00% 9/15/22	270,000	256,500
Energy Transfer Equity 7.50% 10/15/20	315,000	322,875
EnLink Midstream Partners
2.70% 4/1/19	310,000	288,379
4.15% 6/1/25	622,000	533,824
Freeport-McMoran Oil & Gas 6.50% 11/15/20	540,000	521,100
Genesis Energy
5.75% 2/15/21	350,000	327,250
6.00% 5/15/23	105,000	97,125
6.75% 8/1/22	419,000	400,145
Hilcorp Energy I
144A 5.00% 12/1/24 #	271,000	258,805
144A 5.75% 10/1/25 #	197,000	191,090
Laredo Petroleum 7.375% 5/1/22	250,000	252,813
Murphy Oil USA 6.00% 8/15/23	525,000	547,313
Newfield Exploration 5.625% 7/1/24	370,000	370,000
Noble Holding International 5.00% 3/16/18	280,000	272,090
NuStar Logistics 6.75% 2/1/21	500,000	505,000
Oasis Petroleum 6.875% 3/15/22	555,000	513,375

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
QEP Resources 5.25% 5/1/23	285,000	$263,625
Regency Energy Partners 5.875% 3/1/22	340,000	347,455
Sunoco 144A 6.25% 4/15/21 #	275,000	275,687
Targa Resources Partners
6.625% 10/1/20	60,000	61,500
144A 6.75% 3/15/24 #	500,000	496,250
6.875% 2/1/21	393,000	399,877
Tesoro Logistics
6.125% 10/15/21	70,000	72,625
6.375% 5/1/24	215,000	222,525
Transocean
6.00% 3/15/18	360,000	351,000
7.375% 4/15/18	150,000	146,813
WPX Energy 7.50% 8/1/20	250,000	246,250

		10,386,192

Financials – 0.08%
Ally Financial 5.75% 11/20/25	550,000	558,937

		558,937

Healthcare – 1.20%
Air Medical Merger Sub 144A 6.375% 5/15/23 #	570,000	560,025
Community Health Systems 6.875% 2/1/22	592,000	511,719
DaVita HealthCare Partners 5.00% 5/1/25	585,000	581,344
HCA
5.25% 6/15/26	140,000	144,200
5.375% 2/1/25	500,000	508,125
5.875% 2/15/26	335,000	347,563
HealthSouth
5.75% 11/1/24	350,000	356,563
5.75% 9/15/25	265,000	268,975
Hill-Rom Holdings 144A 5.75% 9/1/23 #	545,000	559,987
IASIS Healthcare 8.375% 5/15/19	850,000	820,250
Immucor 11.125% 8/15/19	110,000	100,650
Kinetic Concepts
10.50% 11/1/18	294,000	294,735
12.50% 11/1/19	395,000	363,400
LifePoint Health 5.875% 12/1/23	595,000	615,825
Mallinckrodt International Finance
4.75% 4/15/23	200,000	165,750
144A 5.50% 4/15/25 #	100,000	90,750
144A 5.625% 10/15/23 #	185,000	174,825
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	360,000	393,300
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	525,000	535,500

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
Tenet Healthcare 8.125% 4/1/22	495,000	$500,569
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	145,000	128,687
144A 6.125% 4/15/25 #	240,000	201,300
144A 6.75% 8/15/18 #	200,000	196,500

		8,420,542

Insurance – 0.24%
HUB International
144A 7.875% 10/1/21 #	680,000	668,100
144A 9.25% 2/15/21 #	155,000	161,587
USI 144A 7.75% 1/15/21 #	456,000	455,430
XLIT 6.50% 12/29/49 ●	573,000	406,114

		1,691,231

Media – 1.40%
Altice Luxembourg 144A 7.75% 5/15/22 #	435,000	447,234
CCO Holdings
144A 5.375% 5/1/25 #	245,000	249,287
144A 5.50% 5/1/26 #	45,000	45,563
144A 5.75% 2/15/26 #	395,000	405,863
144A 5.875% 4/1/24 #	30,000	31,350
144A 5.875% 5/1/27 #	470,000	482,337
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	200,000	208,500
Columbus International 144A 7.375% 3/30/21 #	280,000	294,560
CSC Holdings 5.25% 6/1/24	675,000	609,187
DISH DBS
5.00% 3/15/23	250,000	228,125
5.875% 11/15/24	435,000	404,228
Gray Television 7.50% 10/1/20	377,000	397,264
Lamar Media 144A 5.75% 2/1/26 #	492,000	519,060
Midcontinent Communications & Midcontinent Finance 144A 6.875% 8/15/23 #	325,000	339,625
Neptune Finco 144A 10.875% 10/15/25 #	200,000	228,000
Numericable-SFR 144A 7.375% 5/1/26 #	1,175,000	1,186,750
RCN Telecom Services 144A 8.50% 8/15/20 #	465,000	480,694
Sinclair Television Group 144A 5.625% 8/1/24 #	500,000	514,375
Sirius XM Radio 144A 5.375% 4/15/25 #	500,000	503,125
Tribune Media 5.875% 7/15/22	560,000	568,400
Unitymedia 144A 6.125% 1/15/25 #	600,000	618,750
VTR Finance 144A 6.875% 1/15/24 #	465,000	459,769
WideOpenWest Finance 10.25% 7/15/19	605,000	632,981

		9,855,027

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

REITs – 0.83%
Brixmor Operating Partnership 3.875% 8/15/22	1,600,000	$1,605,694
Communications Sales & Leasing
144A 6.00% 4/15/23 #	210,000	209,475
8.25% 10/15/23	255,000	241,613
Equinix 5.875% 1/15/26	230,000	240,350
ESH Hospitality 144A 5.25% 5/1/25 #	800,000	780,000
GEO Group 6.00% 4/15/26	365,000	369,563
Iron Mountain 144A 4.375% 6/1/21 #	215,000	215,000
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	535,000	529,316
VEREIT Operating Partnership 2.00% 2/6/17	1,650,000	1,654,881

		5,845,892

Services – 0.45%
ADT 6.25% 10/15/21	250,000	263,125
BlueLine Rental Finance 144A 7.00% 2/1/19 #	515,000	437,750
GEO Group 5.125% 4/1/23	265,000	259,037
GFL Environmental 144A 9.875% 2/1/21 #	355,000	380,737
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	470,000	474,700
United Rentals North America 5.75% 11/15/24	635,000	639,763
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	255,000	141,525
XPO Logistics 144A 6.50% 6/15/22 #	575,000	554,875

		3,151,512

Technology – 0.69%
Change Healthcare Holdings 144A 6.00% 2/15/21 #	495,000	499,950
CommScope 144A 5.50% 6/15/24 #	120,000	121,350
Entegris 144A 6.00% 4/1/22 #	420,000	435,225
First Data 144A 7.00% 12/1/23 #	1,103,000	1,122,303
Infor US 6.50% 5/15/22	735,000	678,037
Micron Technology 144A 7.50% 9/15/23 #	340,000	357,850
Microsemi 144A 9.125% 4/15/23 #	500,000	551,250
Open Text 144A 5.875% 6/1/26 #	215,000	216,075
Sensata Technologies UK Financing 144A 6.25% 2/15/26 #	285,000	300,675
Solera 144A 10.50% 3/1/24 #	340,000	369,750
Western Digital 144A 10.50% 4/1/24 #	180,000	186,750

		4,839,215

Telecommunications – 1.25%
CenturyLink
6.75% 12/1/23	525,000	513,844
7.50% 4/1/24	130,000	128,944
Cogent Communications Finance 144A
5.625% 4/15/21 #@	435,000	433,913
Cogent Communications Group 144A 5.375% 3/1/22 #	190,000	191,900

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
CommScope Technologies Finance 144A 6.00% 6/15/25 #	395,000	$403,887
Digicel 144A 6.75% 3/1/23 #	550,000	486,750
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	970,375
144A 8.25% 9/30/20 #	560,000	488,600
Frontier Communications
144A 10.50% 9/15/22 #	397,000	414,865
144A 11.00% 9/15/25 #	500,000	510,625
Level 3 Financing 5.375% 5/1/25	680,000	694,586
Sable International Finance 144A 6.875% 8/1/22 #	280,000	287,700
Sprint
7.125% 6/15/24	235,000	178,013
7.25% 9/15/21	490,000	399,350
7.875% 9/15/23	10,000	7,850
Sprint Capital 6.90% 5/1/19	160,000	150,000
Sprint Communications
144A 7.00% 3/1/20 #	110,000	114,069
144A 9.00% 11/15/18 #	425,000	453,687
T-Mobile USA
6.00% 3/1/23	245,000	256,331
6.00% 4/15/24	110,000	114,906
6.375% 3/1/25	180,000	189,225
6.50% 1/15/26	430,000	456,337
Wind Acquisition Finance 144A 7.375% 4/23/21 #	515,000	489,894
Zayo Group 6.00% 4/1/23	385,000	397,513

		8,733,164

Utilities – 0.32%
AES
5.50% 4/15/25	410,000	408,975
6.00% 5/15/26	95,000	96,425
Calpine
144A 5.25% 6/1/26 #	505,000	505,631
5.375% 1/15/23	195,000	191,527
5.50% 2/1/24	325,000	315,961
Dynegy
7.375% 11/1/22	40,000	38,800
7.625% 11/1/24	495,000	477,675
Enel 144A 8.75% 9/24/73 #●	200,000	231,000

		2,265,994

Total Corporate Bonds (cost $93,931,700)		91,782,472

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (U.S. $)

Leveraged Non-Recourse Security – 0.00%

JPMorgan Fixed Income Pass Through Trust Series 2007-B 144A 0.00% 1/15/87 #@¿	1,300,000	$0

Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 1.05%

California State (Various Purposes) 5.00% 11/1/43	1,000,000	1,196,670
California Statewide Communities Development Authority (California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,132,230
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,414,063
Dallas/Fort Worth International Airport, Texas Series H 5.00% 11/1/42 (AMT)	1,000,000	1,125,890
New York State Thruway Authority Series J 5.00% 1/1/41	1,000,000	1,152,300
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project)
7.25% 6/1/34	65,000	79,462
Series A 7.50% 6/1/49	325,000	401,684
Utility Debt Securitization Authority, New York (Restructuring) Series TE 5.00% 12/15/41	750,000	899,753

Total Municipal Bonds (cost $6,432,472)		7,402,052

Senior Secured Loans – 0.89%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	337,125	307,626
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	538,544	540,414
Amaya Holdings 1st Lien 5.00% 8/1/21	548,618	532,312
Applied Systems 2nd Lien 7.50% 1/23/22 @	554,104	552,718
Atkore International 2nd Lien 7.75% 10/9/21	105,000	102,637
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	569,275	552,909
Blue Ribbon 1st Lien 5.00% 11/13/21	305,000	305,127
Flint Group 2nd Lien 8.25% 9/7/22 @	530,000	494,225
FMG Resources August 2006 1st Lien 4.25% 6/30/19	327,830	307,750
Immucor Tranche B2 1st Lien 5.00% 8/17/18 @	350,000	332,208
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	317,133	318,653
KIK Custom Products 1st Lien 6.00% 8/26/22 @	328,537	325,662
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	100,000	99,063
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	342,356	343,105
Mohegan Tribal Gaming Authority Tranche B 1st Lien 5.50% 6/15/18	334,121	333,599
Solera Tranche B 1st Lien 5.75% 3/3/23	185,000	186,553

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	401,105	$401,104
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	252,000	253,365

Total Senior Secured Loans (cost $6,232,965)		6,289,030

Sovereign Bonds – 0.53%Δ

Indonesia – 0.53%
Indonesia Government International Bond
144A 5.125% 1/15/45 #	1,500,000	1,523,547
144A 6.75% 1/15/44 #	1,800,000	2,204,741

Total Sovereign Bonds (cost $3,659,250)		3,728,288

U.S. Treasury Obligations – 2.87%

U.S. Treasury Bond
3.00% 11/15/45	455,000	489,791
U.S. Treasury Notes
1.375% 4/30/21	5,000,000	5,001,760
1.625% 2/15/26	9,770,000	9,576,886
1.75% 9/30/22	5,000,000	5,048,340

Total U.S. Treasury Obligations (cost $20,122,478)		20,116,777

	Number of shares

Master Limited Partnership – 0.52%

Blackstone Group	23,900	625,941
Merion Countryside 144A #@=	2,080,418	1,937,285
Valero Energy Partners	23,200	1,073,464

Total Master Limited Partnership (cost $3,811,264)		3,636,690

Preferred Stock – 0.54%

Bank of America 6.50% ●	995,000	1,050,969
Freddie Mac 6.02%	40,000	151,200
GMAC Capital Trust I 6.411% ●	17,000	425,765
Morgan Stanley 5.55% ●	455,000	455,569
NorthStar Realty Finance 8.50%	20,000	480,800
Taubman Centers 6.50%	21,505	559,775
Vornado Realty Trust 6.625%	24,900	650,388

Total Preferred Stock (cost $4,523,180)		3,774,466

Warrant – 0.00%

Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 @†	43,188	2,591

Total Warrant (cost $358)		2,591

Schedule of investments

Delaware Wealth Builder Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 10.49%

Discount Notes – 6.08%≠
Federal Home Loan Bank
0.325% 7/13/16	17,796,219	$17,789,546
0.325% 8/3/16	3,865,761	3,863,036
0.335% 7/12/16	2,776,769	2,775,753
0.335% 7/21/16	3,856,624	3,854,904
0.34% 7/22/16	3,853,330	3,851,577
0.35% 7/25/16	4,748,831	4,746,542
0.38% 7/18/16	2,459,614	2,458,583
0.385% 6/8/16	1,649,744	1,649,676
0.53% 8/15/16	1,662,450	1,661,054

		42,650,671

Repurchase Agreements – 4.41%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $6,387,400 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $6,515,111)	6,387,360	6,387,360
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $10,645,676 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $10,858,514)	10,645,599	10,645,599
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $13,958,154 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $14,237,204)	13,958,041	13,958,041

		30,991,000

Total Short-Term Investments (cost $73,641,012)		73,641,671

Total Value of Securities Before Securities Sold Short – 97.14% (cost $617,962,233)		681,749,130

	Number of shares

Securities Sold Short – (0.81%)

ConocoPhillips	(19,200)	(840,768)
iShares U.S. Real Estate ETF	(62,200)	(4,869,016)

Total Securities Sold Short (proceeds $5,472,303)		(5,709,784)

Total Value of Securities – 96.33% (cost $612,489,930)		$676,039,346

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $63,989,542, which represents 9.12% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $55,853,504, which represents 7.96% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of cash.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2016, the aggregate value of fair valued securities was $1,937,285, which represents 0.28% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.

¥	Fully or partially pledged as collateral for security sold short.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2016.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2016.

Unfunded Commitment

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following commitments were outstanding at May 31, 2016:

Borrower	Unfunded Loan Commitments
Nexstar Broadcasting	$1,220,000

Schedule of investments

Delaware Wealth Builder Fund

The following futures contract and swap contract were outstanding at May 31, 2016:1

Futures Contracts

			Notional			Unrealized
			Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)			(Proceeds)	Value	Date	(Depreciation)
(50) E-mini S&P 500 Index			$(5,086,733)	$(5,237,250)	6/20/16	$(150,517)

Swap Contract CDS Contract[2]
Upfront
	Swap		Annual		Payment	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[3]	Payments	Date	(Received)	(Depreciation)[4]
Protection Purchased:
ICE	JPMC - CDX.NA.HY.26[5]	30,000,000	5.00%	6/20/21	$(918,086)	$100,756

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(150,033).

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

Summary of abbreviations: (continued)

CVA – Dutch Certificate

ETF – Exchange-Traded Fund

ICE – Intercontinental Exchange, Inc.

JPMC – JPMorgan Chase Bank

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Wealth Builder Fund	May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$608,107,459
Short-term investments, at value[2]	73,641,671
Cash	5,449,220
Cash collateral due from broker	2,452,936
Foreign currencies, at value[3]	85,578
Receivable for securities sold	21,573,259
Dividends and interest receivable	3,529,057
Receivable for fund shares sold	496,320
Unrealized appreciation on credit default swap contracts	77,353
Variation margin due to broker on centrally cleared credit default swap contracts	23,403
Variation margin due from broker on futures contracts	6,000
Other assets[4]	270,461

Total assets	715,712,717

Liabilities:
Securities sold short, at value[5]	5,709,784
Payable for securities purchased	4,308,330
Upfront payments received on credit default swap contracts	918,086
Payable for fund shares redeemed	799,531
Swap payments payable	300,000
Dividends payable on securities sold short	4,800
Income distribution payable	1,049
Investment management fees payable	374,966
Distribution fees payable to affiliates	303,944
Other accrued expenses	266,430
Audit and tax fees payable	21,716
Dividend disbursing and transfer agent fees and expenses payable to affiliates	12,167
Trustees’ fees and expenses payable	4,477
Accounting and administration expenses payable to affiliates	2,794
Legal fees payable to affiliates	1,347
Reports and statements to shareholders expenses payable to affiliates	242
Other liabilities[4]	901,538

Total liabilities	13,931,201

Total Net Assets	$701,781,516

Net Assets Consist of:
Paid-in capital	$725,083,080
Undistributed net investment income	62,560
Accumulated net realized loss on investments	(86,712,645)
Net unrealized appreciation of investments	63,549,416
Net unrealized depreciation of foreign currencies	(1,101)
Net unrealized depreciation of futures contracts	(150,517)
Net unrealized depreciation of swap contracts	(49,277)

Total Net Assets	$701,781,516

Net Asset Value
Class A:
Net assets	$279,737,708
Shares of beneficial interest outstanding, unlimited authorization, no par	20,905,275
Net asset value per share	$13.38
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$14.20

Class C:
Net assets	$290,236,747
Shares of beneficial interest outstanding, unlimited authorization, no par	21,659,597
Net asset value per share	$13.40

Class R:
Net assets	$3,095,953
Shares of beneficial interest outstanding, unlimited authorization, no par	231,407
Net asset value per share	$13.38

Institutional Class:
Net assets	$128,711,108
Shares of beneficial interest outstanding, unlimited authorization, no par	9,619,006
Net asset value per share	$13.38

[1]Investments, at cost	$544,321,221
[2]Short-term investments, at cost	73,641,012
[3]Foreign currencies, at cost	85,331
[4]See Note 12 in “Notes to financial statements.”
[5]Securities sold short, proceeds	(5,472,303)

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Wealth Builder Fund	Six months ended May 31, 2016 (Unaudited)

Investment Income:
Interest	$6,552,317
Dividends	5,687,451
Foreign tax withheld	(101,225)

12,138,543

Expenses:
Management fees	2,215,663
Distribution expenses – Class A	348,543
Distribution expenses – Class C	1,426,900
Distribution expenses – Class R	7,541
Dividend disbursing and transfer agent fees and expenses	407,056
Accounting and administration expenses	114,129
Reports and statements to shareholders	58,263
Registration fees	49,097
Custodian fees	30,455
Legal fees	23,940
Audit and tax	22,355
Trustees’ fees and expenses	18,024
Other	25,019

Expenses before dividends on short sales and interest expense	4,746,985
Dividends on short sales	112,070
Interest expense	15,210
Less expense paid indirectly	(385)

Total operating expenses	4,873,880

Net Investment Income	7,264,663

Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	$(12,463,119)
Foreign currencies	(1,155,683)
Foreign currency exchange contracts	(84,572)
Futures contracts	(600,388)
Swap contracts	(1,134,404)

Net realized loss	(15,438,166)

Net change in unrealized appreciation (depreciation) of:
Investments	26,383,763
Foreign currencies	6,414
Foreign currency exchange contracts	183
Futures contracts	(88,162)
Swap contracts	(46,027)

Net change in unrealized appreciation (depreciation)	26,256,171

Net Realized and Unrealized Gain	10,818,005

Net Increase in Net Assets Resulting from Operations	$18,082,668

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Wealth Builder Fund

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,264,663	$16,710,289
Net realized gain (loss)	(15,438,166)	38,893,322
Net change in unrealized appreciation (depreciation)	26,256,171	(72,427,534)

Net increase (decrease) in net assets resulting from operations	18,082,668	(16,823,923)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,736,095)	(7,265,924)
Class C	(2,753,282)	(4,909,329)
Class R	(35,698)	(80,322)
Institutional Class	(1,927,604)	(4,037,658)

	(8,452,679)	(16,293,233)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,220,882	48,575,598
Class C	11,187,656	43,687,213
Class R	617,562	1,817,301
Institutional Class	19,972,368	55,140,551

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,430,113	6,656,357
Class C	2,494,376	4,462,182
Class R	35,205	79,381
Institutional Class	1,714,166	3,548,777

	54,672,328	163,967,360

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(34,787,128)	$(65,461,808)
Class C	(26,614,917)	(45,124,879)
Class R	(1,289,511)	(2,032,523)
Institutional Class	(41,353,507)	(54,676,612)

	(104,045,063)	(167,295,822)

Decrease in net assets derived from capital share transactions	(49,372,735)	(3,328,462)

Net Decrease in Net Assets	(39,742,746)	(36,445,618)

Net Assets:
Beginning of period	741,524,262	777,969,880

End of period	$701,781,516	$741,524,262

Undistributed net investment income	$62,560	$1,250,576

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets[5]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended May 31, 2016 was 1.14%.

[5]	Ratio of net investment income to average net assets excluding interest expense for the six months ended May 31, 2016 was 2.35%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 13.160	$ 13.730	$ 12.810	$ 10.940	$ 9.890	$ 9.810

0.151	0.321	0.312	0.316	0.348	0.351
0.227	(0.577)	0.923	1.854	1.045	0.086
0.378	(0.256)	1.235	2.170	1.393	0.437

(0.158)	(0.314)	(0.315)	(0.300)	(0.343)	(0.357)
(0.158)	(0.314)	(0.315)	(0.300)	(0.343)	(0.357)

$ 13.380	$ 13.160	$ 13.730	$ 12.810	$ 10.940	$ 9.890

3.04%	(1.91% )	9.74%	20.07%	14.25%	4.39%

$279,738	$291,876	$315,098	$297,117	$203,819	$189,313
1.14%	1.10%	1.10%	1.12%	1.16%	1.19%
1.14%	1.10%	1.10%	1.16%	1.21%	1.24%
2.35%	2.38%	2.35%	2.62%	3.28%	3.41%
2.35%	2.38%	2.35%	2.58%	3.23%	3.36%
35%	67%	56%	51%	47%	110%

Financial highlights

Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended May 31, 2016 was 1.89%.

[5]	Ratio of net investment income to average net assets excluding interest expense for the six months ended May 31, 2016 was 1.60%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 13.180	$ 13.750	$ 12.830	$ 10.960	$ 9.900	$ 9.820

0.103	0.220	0.213	0.226	0.268	0.274
0.235	(0.577)	0.921	1.853	1.056	0.086
0.338	(0.357)	1.134	2.079	1.324	0.360

(0.118)	(0.213)	(0.214)	(0.209)	(0.264)	(0.280)
(0.118)	(0.213)	(0.214)	(0.209)	(0.264)	(0.280)

$ 13.400	$ 13.180	$ 13.750	$ 12.830	$ 10.960	$ 9.900

2.65%	(2.63% )	8.90%	19.13%	13.50%	3.61%

$290,237	$298,833	$308,975	$254,961	$156,758	$151,107
1.89%	1.85%	1.85%	1.87%	1.91%	1.94%
1.60%	1.63%	1.60%	1.87%	2.53%	2.66%
35%	67%	56%	51%	47%	110%

Financial highlights

Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets[5]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended May 31, 2016 was 1.39%.
[5]	Ratio of net investment income to average net assets excluding interest expense for the six months ended May 31, 2016 was 2.10%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$13.160	$13.730	$12.810	$10.940	$9.890	$9.810

0.135	0.287	0.280	0.284	0.321	0.325
0.229	(0.576)	0.921	1.856	1.046	0.086

0.364	(0.289)	1.201	2.140	1.367	0.411

(0.144)	(0.281)	(0.281)	(0.270)	(0.317)	(0.331)

(0.144)	(0.281)	(0.281)	(0.270)	(0.317)	(0.331)

$13.380	$13.160	$13.730	$12.810	$10.940	$9.890

2.91%	(2.15% )	9.46%	19.77%	13.97%	4.13%

$ 3,096	$3,682	$3,983	$3,030	$3,151	$3,340
1.39%	1.35%	1.35%	1.37%	1.41%	1.44%
1.39%	1.35%	1.35%	1.46%	1.51%	1.54%
2.10%	2.13%	2.10%	2.37%	3.03%	3.16%
2.10%	2.13%	2.10%	2.28%	2.93%	3.06%
35%	67%	56%	51%	47%	110%

Financial highlights

Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended May 31, 2016 was 0.89%.
[5]	Ratio of net investment income to average net assets excluding interest expense for the six months ended May 31, 2016 was 2.60%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 13.160	$13.730	$12.810	$10.940	$9.890	$9.810

0.167	0.355	0.348	0.347	0.375	0.375
0.224	(0.577)	0.920	1.853	1.045	0.088

0.391	(0.222)	1.268	2.200	1.420	0.463

(0.171)	(0.348)	(0.348)	(0.330)	(0.370)	(0.383)

(0.171)	(0.348)	(0.348)	(0.330)	(0.370)	(0.383)

$ 13.380	$13.160	$13.730	$12.810	$10.940	$9.890

3.16%	(1.66% )	10.01%	20.37%	14.66%	4.55%

$128,711	$147,133	$149,914	$61,809	$30,449	$24,986
0.89%	0.85%	0.85%	0.87%	0.91%	0.94%
2.60%	2.63%	2.60%	2.87%	3.53%	3.66%
35%	67%	56%	51%	47%	110%

Notes to financial statements
Delaware Wealth Builder Fund	May 31, 2016 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund), Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2016, and matured on the next business day.

Short Sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of

Notes to financial statements

Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2016, the Fund earned $385 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2016, the Fund was charged $16,597 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the six months ended May 31, 2016, the Fund was charged $72,951 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements

Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2016, the Fund was charged $7,869 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2016, DDLP earned $31,663 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2016, DDLP received gross CDSC commissions of $650 and $9,536 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2016, the Fund engaged in securities purchased of $123,803, and sales of $3,959,332, which resulted in net realized losses of $3,093.

3. Investments

For the six months ended May 31, 2016, the Fund made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases other than U.S. government securities	$149,163,117
Purchases of U.S. government securities	64,174,793
Sales other than U.S. government securities	195,019,220
Sales of U.S. government securities	72,545,161

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$610,490,115

Aggregate unrealized appreciation of investments	$91,393,971
Aggregate unrealized depreciation of investments	(25,844,740)

Net unrealized appreciation of investments	$65,549,231

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2015 will expire as follows: $11,177,613 expires in 2016 and $54,749,050 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Nov. 30, 2015, there were no capital loss carryforwards incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets

Notes to financial statements

Delaware Wealth Builder Fund

3. Investments (continued)

or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	399,625,981	—	—	399,625,981
Exchange-Traded Funds	5,772,771	—	—	5,772,771
Convertible Preferred Stock[1]	11,666,370	38,267	—	11,704,637
Commercial Mortgage-Backed Security	—	536,784	—	536,784
Corporate Debt[1]	—	145,168,942	348,450	145,517,392
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	7,402,052	—	7,402,052
Senior Secured Loans	—	6,289,030	—	6,289,030
Foreign Debt	—	3,728,288	—	3,728,288
U.S. Treasury Obligations	—	20,116,777	—	20,116,777
Master Limited Partnership[1]	1,699,405	—	1,937,285	3,636,690
Preferred Stock[1]	2,116,728	1,657,738	—	3,774,466
Warrant	2,591	—	—	2,591
Short-Term Investments	—	73,641,671	—	73,641,671
Liabilities:
Securities Sold Short	(5,709,784)	—	—	(5,709,784)

Total Value of Securities	$415,174,062	$258,579,549	$2,285,735	$676,039,346

Futures Contracts	$(150,517)	$—	$—	$(150,517)
Swap Contract	—	100,756	—	100,756

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Corporate Debt	—	99.76%	0.24%	100.00%
Convertible Preferred Stock	99.67%	0.33%	—	100.00%
Preferred Stock	56.08%	43.92%	—	100.00%
Master Limited Partnership	46.73%	—	53.27%	100.00%

Securities valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements

Delaware Wealth Builder Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/16	Year ended 11/30/15
Shares sold:
Class A	1,178,904	3,580,552
Class C	869,897	3,216,426
Class R	48,223	134,326
Institutional Class	1,546,043	4,076,177

Shares issued upon reinvestment of dividends and distributions:
Class A	266,061	491,286
Class C	193,028	328,386
Class R	2,729	5,861
Institutional Class	133,019	262,119

	4,237,904	12,095,133

Shares redeemed:
Class A	(2,711,981)	(4,850,797)
Class C	(2,071,883)	(3,349,498)
Class R	(99,311)	(150,528)
Institutional Class	(3,237,007)	(4,080,655)

	(8,120,182)	(12,431,478)

Net decrease	(3,882,278)	(336,345)

Certain shareholders of one class shares may exchange their shares for another class shares. For the six months ended May 31, 2016 and the year ended Nov. 30, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Institutional Class Shares	Value
Six months ended 5/31/16	2,975	—	2,975	$37,878
Year ended 11/30/15	20,757	1,461	22,220	308,554

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10% which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and to be operated in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of May 31, 2016 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2016, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Notes to financial statements

Delaware Wealth Builder Fund

6. Derivatives (continued)

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates, or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2016, the Fund posted $210,000 cash collateral as margin for futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2016, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2016, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2016, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2016, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At May 31, 2016, the Fund posted $2,242,936 in cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Wealth Builder Fund

6. Derivatives (continued)

Fair values of derivative instruments as of May 31, 2016 were as follows:

Statements of Assets and Liabilities Location	Asset Derivatives Fair Value Credit Contracts
Variation margin due to broker on centrally cleared credit default swap contracts	$23,403
Unrealized appreciation on credit default swap contracts	77,353

Total	$100,756

Statements of Assets and Liabilities Location	Liability Derivatives Fair Value Equity Contracts
Variation margin due from broker on futures contracts*	$150,517

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through May 31, 2016. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2016 was as follows:

	Net Realized Loss on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(84,572)	$—	$—	$(84,572)
Equity contracts	—	(600,388)	—	(600,388)
Credit contracts	—	—	(1,134,404)	(1,134,404)

Total	$(84,572)	$(600,388)	$(1,134,404)	$(1,819,364)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$183	$—	$—	$183
Equity contracts	—	(88,162)	—	(88,162)
Credit contracts	—	—	(46,027)	(46,027)

Total	$183	$(88,162)	$(46,027)	$(134,006)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2016.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$95,956	$391,682
Futures contracts (average notional value)	—	6,681,871
CDS contracts (average notional value)*	24,896,000	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Wealth Builder Fund

7. Offsetting (continued)

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$6,387,360	$(6,387,360)	$—	$(6,387,360)	$—
Bank of Montreal	10,645,599	(10,645,599)	—	(10,645,599)	—
BNP Paribas	13,958,041	(13,958,041)	—	(13,958,041)	—

Total	$30,991,000	$(30,991,000)	$—	$(30,991,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated

Notes to financial statements

Delaware Wealth Builder Fund

9. Credit and Market Risk (continued)

securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Fund have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a

Notes to financial statements

Delaware Wealth Builder Fund

12. General Motors Term Loan Litigation (continued)

U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous UCC filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $901,538 and an asset of $270,461 based on the expected recoveries to unsecured creditors as of May 31, 2016 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

13. Subsequent Events

On June 30, 2016, the Fund’s name was changed from Delaware Dividend Income Fund to Delaware Wealth Builder Fund.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Investments

Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Investments

Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments

Family of Funds

Philadelphia, PA

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

U.S. equity mutual fund

Delaware Small Cap Core Fund

May 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2015 to May 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16*
Actual Fund return†
Class A	$1,000.00	$969.70	1.25%	$6.16
Class C	1,000.00	966.10	2.00%	9.83
Class R	1,000.00	969.00	1.50%	7.38
Institutional Class	1,000.00	971.20	1.00%	4.93
Class R6**	1,000.00	1,018.90	0.82%	0.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.75	1.25%	$6.31
Class C	1,000.00	1,015.00	2.00%	10.08
Class R	1,000.00	1,017.50	1.50%	7.57
Institutional Class	1,000.00	1,020.00	1.00%	5.05
Class R6**	1,000.00	1,020.90	0.82%	4.14

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Class R6 shares commenced operations on May 2, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by 29/366 (to reflect the actual days since inception).

2

Security type / sector allocation and

top 10 equity holdings

Delaware Small Cap Core Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.01%
Basic Materials	7.29%
Business Services	6.11%
Capital Goods	9.61%
Communications Services	1.43%
Consumer Discretionary	2.86%
Consumer Services	3.77%
Consumer Staples	2.51%
Credit Cyclicals	1.11%
Energy	2.44%
Financials	18.33%
Healthcare	14.58%
Media	0.59%
Real Estate	7.80%
Technology	16.40%
Transportation	1.09%
Utilities	2.09%
Short-Term Investments	1.35%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

3

Security type / sector allocation and

top 10 equity holdings

Delaware Small Cap Core Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
West Pharmaceutical Services	1.24%
WellCare Health Plans	1.16%
EPR Properties	1.14%
Tenneco	1.11%
Webster Financial	1.10%
j2 Global	1.09%
Prosperity Bancshares	1.08%
Proofpoint	1.08%
DCT Industrial Trust	1.07%
Ligand Pharmaceuticals Class B	1.07%

4

Schedule of investments

Delaware Small Cap Core Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.01%

Basic Materials – 7.29%
Balchem	108,800	$6,522,560
Boise Cascade †	250,665	5,755,268
Chemtura †	303,800	8,105,384
Continental Building Products †	666,000	15,258,060
Kaiser Aluminum	145,400	12,462,234
Minerals Technologies	247,400	14,250,240
Neenah Paper	220,200	15,279,678
Quaker Chemical	136,200	11,769,042
Worthington Industries	405,500	15,149,480

		104,551,946

Business Services – 6.11%
ABM Industries	297,000	10,148,490
Convergys	411,400	11,597,366
Essendant	382,300	11,771,017
Kforce	605,575	11,324,253
On Assignment †	345,300	13,007,451
TeleTech Holdings	327,600	8,943,480
U.S. Ecology	188,180	8,526,436
WageWorks †	217,893	12,212,903

		87,531,396

Capital Goods – 9.61%
AAON	536,930	14,733,359
Actuant Class A	278,000	7,586,620
Applied Industrial Technologies	328,440	14,845,488
Barnes Group	424,200	14,164,038
Columbus McKinnon @	522,961	7,833,956
ESCO Technologies @	359,187	14,464,460
Esterline Technologies †	46,500	3,134,565
Federal Signal	549,600	7,150,296
Granite Construction	356,141	15,289,133
Kadant @	248,738	12,377,203
KLX †	196,400	6,459,596
MYR Group †	317,800	7,687,582
Tetra Tech	393,700	12,047,220

		137,773,516

Communications Services – 1.43%
Atlantic Tele-Network	146,984	10,948,838
InterXion Holding †	240,991	9,027,523
RigNet †	42,235	524,981

		20,501,342

Consumer Discretionary – 2.86%
Express †	674,200	9,802,868

5

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Discretionary (continued)
G-III Apparel Group †	254,400	$9,952,128
Malibu Boats Class A @†	592,700	8,060,720
Steven Madden †	383,550	13,159,601

		40,975,317

Consumer Services – 3.77%
Buffalo Wild Wings †	10,620	1,544,042
Cheesecake Factory	161,900	8,073,953
Del Frisco’s Restaurant Group †	629,000	9,724,340
Fiesta Restaurant Group †	319,400	8,026,522
Jack in the Box	170,280	14,507,856
Popeyes Louisiana Kitchen †	210,320	12,223,798

		54,100,511

Consumer Staples – 2.51%
Casey’s General Stores	120,900	14,533,389
J&J Snack Foods	116,486	12,289,273
Prestige Brands Holdings †	168,600	9,111,144

		35,933,806

Credit Cyclicals – 1.11%
Tenneco †	295,600	15,879,632

		15,879,632

Energy – 2.44%
Carrizo Oil & Gas †	376,800	14,506,800
Parsley Energy Class A †	249,609	6,507,307
PDC Energy †	67,500	3,918,375
RSP Permian †	306,715	10,100,125

		35,032,607

Financials – 18.33%
American Equity Investment Life Holding	540,700	8,764,747
BBCN Bancorp	695,580	11,310,131
Bryn Mawr Bank	150,000	4,386,000
Cardinal Financial	423,600	9,615,720
City Holding @	261,484	12,854,553
CoBiz Financial @	471,600	5,965,740
Evercore Partners Class A	211,900	11,018,800
FirstMerit	558,000	12,655,440
Flushing Financial @	457,200	9,537,192
Great Western Bancorp	433,900	14,761,278
Houlihan Lokey	274,800	6,636,420
Independent Bank	191,200	9,424,248
Infinity Property & Casualty @	109,400	8,525,542
Old National Bancorp	904,600	11,904,536
Primerica	258,600	14,510,046

6

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financials (continued)
Prosperity Bancshares	288,200	$15,519,570
Selective Insurance Group @	336,500	12,500,975
Sterling Bancorp	789,600	12,996,816
Stifel Financial †	343,500	12,977,430
Umpqua Holdings	698,100	11,162,619
United Fire Group	203,173	8,364,632
Webster Financial	404,200	15,828,472
Western Alliance Bancorp †	372,700	14,050,790
WSFS Financial	209,200	7,420,324

		262,692,021

Healthcare – 14.58%
Acorda Therapeutics †	342,900	9,755,505
Air Methods †	351,900	11,918,853
Catalent †	451,000	12,682,120
Cepheid †	364,800	10,218,048
CONMED	290,140	11,553,375
CryoLife @	580,940	6,709,857
ICON †	172,300	12,136,812
Insys Therapeutics †	331,800	5,192,670
Ligand Pharmaceuticals Class B †	128,100	15,319,479
Medicines †	315,700	11,873,477
Merit Medical Systems †	517,687	9,716,985
Quidel †	510,400	8,477,744
Retrophin †	551,000	9,796,780
Spectrum Pharmaceuticals †	978,500	7,328,965
Team Health Holdings †	278,700	13,369,239
TESARO †	213,700	9,894,310
Vanda Pharmaceuticals †	829,200	8,623,680
WellCare Health Plans †	163,900	16,622,738
West Pharmaceutical Services	237,320	17,817,986

		209,008,623

Media – 0.59%
National CineMedia	575,450	8,401,570

		8,401,570

Real Estate – 7.80%
DCT Industrial Trust	355,950	15,352,124
EastGroup Properties	183,200	11,730,296
EPR Properties	229,900	16,387,272
Kite Realty Group Trust	496,700	13,346,329
LaSalle Hotel Properties	384,000	8,874,240
Mack-Cali Realty	389,700	10,225,728
Pebblebrook Hotel Trust	333,200	8,403,304

7

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Real Estate (continued)
Ramco-Gershenson Properties Trust	741,500	$13,354,415
Sovran Self Storage	131,230	14,208,272

		111,881,980

Technology – 16.40%
Anixter International †	143,050	8,611,610
Applied Micro Circuits †	1,489,700	9,802,226
Callidus Software †	542,800	10,074,368
ExlService Holdings †	293,990	15,228,682
GrubHub †	216,300	5,535,117
Guidewire Software †	250,100	14,680,870
inContact †	606,970	8,424,744
Infinera †	659,900	8,651,289
j2 Global	233,300	15,624,101
MaxLinear Class A †	430,200	8,913,744
Microsemi †	274,800	9,296,484
NETGEAR †	173,410	7,803,450
Plantronics	172,400	7,675,248
Proofpoint †	263,700	15,458,094
Q2 Holdings †	153,900	3,844,422
Qlik Technologies †	267,300	7,671,510
SciQuest @†	428,071	7,551,172
Semtech †	474,700	11,174,438
Shutterfly †	262,000	12,654,600
Silicon Laboratories †	211,300	10,512,175
Synaptics †	193,620	13,133,245
Tyler Technologies †	75,100	11,512,079
WNS Holdings ADR @†	370,298	11,294,089

		235,127,757

Transportation – 1.09%
Swift Transportation †	309,400	4,820,452
XPO Logistics †	369,300	10,805,718

		15,626,170

Utilities – 2.09%
NorthWestern	259,700	15,052,212
South Jersey Industries	161,500	4,665,735
Spire	161,600	10,274,528

		29,992,475

Total Common Stock (cost $1,354,473,447)		1,405,010,669

8

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.35%

Discount Notes – 0.63%≠
Federal Home Loan Bank
0.325% 7/13/16	2,397,647	$2,396,747
0.335% 7/12/16	707,135	706,876
0.335% 7/21/16	982,132	981,694
0.34% 7/22/16	1,497,630	1,496,949
0.35% 7/25/16	615,580	615,283
0.38% 7/18/16	645,135	644,864
0.387% 6/8/16	15,713	15,712
0.53% 8/15/16	2,156,576	2,154,764

		9,012,889

Repurchase Agreements – 0.72%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $2,143,492 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $2,186,349)	2,143,478	2,143,478
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $3,572,490 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $3,643,914)	3,572,464	3,572,464
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $4,684,095 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $4,777,739)	4,684,058	4,684,058

		10,400,000

Total Short-Term Investments (cost $19,412,165)		19,412,889

Total Value of Securities – 99.36% (cost $1,373,885,612)		$1,424,423,558

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $117,675,459, which represents 8.21% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

9

Statement of assets and liabilities

Delaware Small Cap Core Fund	May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$1,405,010,669
Short-term investments, at value[2]	19,412,889
Receivable for fund shares sold	6,058,980
Receivables for securities sold	5,550,969
Dividends and interest receivable	982,304

Total assets	1,437,015,811

Liabilities:
Cash overdraft	47,918
Payable for fund shares redeemed	1,859,989
Investment management fees payable	811,968
Other accrued expenses	551,829
Distribution fees payable to affiliates	159,374
Dividend disbursing and transfer agent fees and expenses payable to affiliates	23,759
Audit and tax fees payable	16,829
Trustees’ fees and expenses payable	7,510
Accounting and administration expenses payable to affiliates	5,456
Legal fees payable to affiliates	2,265
Reports and statements to shareholders expenses payable to affiliates	494

Total liabilities	3,487,391

Total Net Assets	$1,433,528,420

Net Assets Consist of:
Paid-in capital	$1,396,703,315
Accumulated net investment loss	(402,140)
Accumulated net realized loss on investments	(13,310,701)
Net unrealized appreciation of investments	50,537,946

Total Net Assets	$1,433,528,420

10

Net Asset Value
Class A:
Net assets	$290,927,633
Shares of beneficial interest outstanding, unlimited authorization, no par	15,230,952
Net asset value per share	$19.10
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$20.27

Class C:
Net assets	$109,470,475
Shares of beneficial interest outstanding, unlimited authorization, no par	6,233,338
Net asset value per share	$17.56

Class R:
Net assets	$27,895,117
Shares of beneficial interest outstanding, unlimited authorization, no par	1,496,926
Net asset value per share	$18.63

Institutional Class:
Net assets	$1,005,233,157
Shares of beneficial interest outstanding, unlimited authorization, no par	51,694,851
Net asset value per share	$19.45

Class R6:
Net assets	$2,038
Shares of beneficial interest outstanding, unlimited authorization, no par	104.8
Net asset value per share	$19.45

[1]Investments, at cost	$1,354,473,447
[2]Short-term investments, at cost	19,412,165

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Small Cap Core Fund	Six months ended May 31, 2016 (Unaudited)

Investment Income:
Dividends	$6,329,785
Interest	45,408

6,375,193

Expenses:
Management fees	3,887,951
Distribution expenses — Class A	326,098
Distribution expenses — Class C	489,608
Distribution expenses — Class R	64,740
Dividend disbursing and transfer agent fees and expenses	1,067,021
Accounting and administration expenses	177,055
Registration fees	87,169
Reports and statements to shareholders expenses	51,936
Legal fees	31,225
Custodian fees	28,925
Trustees’ fees and expenses	26,793
Audit and tax fees	16,855
Other	17,221

6,272,597
Less expense paid indirectly	(768)

Total operating expenses	6,271,829

Net Investment Income	103,364

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(12,198,308)
Net change in unrealized appreciation (depreciation) of investments	7,766,229

Net Realized and Unrealized Loss	(4,432,079)

Net Decrease in Net Assets Resulting from Operations	$(4,328,715)

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$103,364	$(1,187,025)
Net realized gain (loss)	(12,198,308)	30,515,993
Net change in unrealized appreciation (depreciation)	7,766,229	(2,803,584)

Net increase (decrease) in net assets resulting from operations	(4,328,715)	26,525,384

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(7,929,245)	(7,433,888)
Class C	(3,159,907)	(3,048,397)
Class R	(829,845)	(896,555)
Institutional Class	(17,906,715)	(12,057,024)

	(29,825,712)	(23,435,864)

Capital Share Transactions:
Proceeds from shares sold:
Class A	86,507,828	177,187,979
Class C	22,699,347	53,178,029
Class R	4,987,133	17,433,914
Institutional Class	491,075,169	522,238,544
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,599,237	7,190,462
Class C	3,089,891	2,974,938
Class R	829,090	894,660
Institutional Class	16,963,530	11,198,200

	633,753,225	792,296,726

14

	Six months ended 5/31/16 (Unaudited)	Year ended 11/30/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(54,968,438)	$(53,711,295)
Class C	(9,627,193)	(8,612,152)
Class R	(4,475,966)	(5,834,993)
Institutional Class	(110,843,154)	(141,980,145)

	(179,914,751)	(210,138,585)

Increase in net assets derived from capital share transactions	453,838,474	582,158,141

Net Increase in Net Assets	419,684,047	585,247,661

Net Assets:
Beginning of period	1,013,844,373	428,596,712

End of period	$1,433,528,420	$1,013,844,373

Accumulated net investment loss	$402,140	$505,504

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13	11/30/12		11/30/11

$20.320	$20.430	$19.540	$13.560	$12.010		$11.150

(0.006)	(0.044)	(0.059)	(0.036)	(0.022)		(0.024)
(0.624)	1.012	1.447	6.027	1.572		0.928

(0.630)	0.968	1.388	5.991	1.550		0.904

—	—	—	(0.011)	—		(0.044)
(0.590)	(1.078)	(0.498)	—	—		—

(0.590)	(1.078)	(0.498)	(0.011)	—		(0.044)

$19.100	$20.320	$20.430	$19.540	$13.560		$12.010

(3.03% )	4.86%	7.28%	44.21%	12.91%		8.10%

$290,928	$266,427	$136,070	$69,386	$25,084		$24,242
1.25%	1.28%	1.32%	1.31%	1.36%		1.39%
1.25%	1.28%	1.32%	1.35%	1.41%		1.45%
(0.07% )	(0.22% )	(0.30% )	(0.22% )	(0.17%	)	(0.20% )
(0.07% )	(0.22% )	(0.30% )	(0.26% )	(0.22%	)	(0.26% )
21%	38%	30%	38%	37%		42%

17

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/16[1] (Unaudited)	Year ended

	11/30/15	11/30/14	11/30/13		11/30/12		11/30/11

$ 18.800	$19.110	$18.450	$ 12.890		$ 11.510		$10.720

(0.068)	(0.180)	(0.193)	(0.152)		(0.115)		(0.112)
(0.582)	0.948	1.351	5.712		1.495		0.902
(0.650)	0.768	1.158	5.560		1.380		0.790

(0.590)	(1.078)	(0.498)	—		—		—
(0.590)	(1.078)	(0.498)	—		—		—

$ 17.560	$18.800	$19.110	$ 18.450		$ 12.890		$11.510

(3.39% )	4.11%	6.44%	43.14%		11.99%		7.37%

$109,470	$99,019	$51,923	$ 25,828		$ 10,051		$ 7,702
2.00%	2.03%	2.07%	2.06%		2.11%		2.14%
2.00%	2.03%	2.07%	2.06%		2.11%		2.15%
(0.82% )	(0.97% )	(1.05% )	(0.97%	)	(0.92%	)	(0.95%	)
(0.82% )	(0.97% )	(1.05% )	(0.97%	)	(0.92%	)	(0.96%	)
21%	38%	30%	38%		37%		42%

19

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$19.860	$20.040	$19.220	$ 13.360	$ 11.870	$11.030

(0.028)	(0.092)	(0.106)	(0.076)	(0.054)	(0.054)
(0.612)	0.990	1.424	5.936	1.544	0.913
(0.640)	0.898	1.318	5.860	1.490	0.859

—	—	—	—	—	(0.019)
(0.590)	(1.078)	(0.498)	—	—	—
(0.590)	(1.078)	(0.498)	—	—	(0.019)

$18.630	$19.860	$20.040	$ 19.220	$ 13.360	$11.870

(3.10%)	4.60%	7.03%	43.86%	12.55%	7.79%

$27,895	$28,178	$15,833	$ 12,785	$ 6,809	$ 5,786
1.50%	1.53%	1.57%	1.56%	1.61%	1.64%
1.50%	1.53%	1.57%	1.64%	1.71%	1.75%
(0.32%)	(0.47%)	(0.55%)	(0.47%)	(0.42%)	(0.45%)
(0.32%)	(0.47%)	(0.55%)	(0.55%)	(0.52%)	(0.56%)
21%	38%	30%	38%	37%	42%

21

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$20.650	$20.690	$19.740	$13.690	$12.100	$11.230

0.017	0.006	(0.011)	0.005	0.011	0.006
(0.627)	1.032	1.459	6.089	1.579	0.934

(0.610)	1.038	1.448	6.094	1.590	0.940

—	—	—	(0.044)	—	(0.070)
(0.590)	(1.078)	(0.498)	—	—	—

(0.590)	(1.078)	(0.498)	(0.044)	—	(0.070)

$19.450	$20.650	$20.690	$19.740	$13.690	$12.100

(2.88% )	5.15%	7.51%	44.64%	13.14%	8.37%

$1,005,233	$620,221	$224,771	$81,858	$41,164	$30,923
1.00%	1.03%	1.07%	1.06%	1.11%	1.14%
1.00%	1.03%	1.07%	1.06%	1.11%	1.15%
0.18%	0.03%	(0.05% )	0.03%	0.08%	0.05%
0.18%	0.03%	(0.05% )	0.03%	0.08%	0.04%
21%	38%	30%	38%	37%	42%

23

Financial highlights

Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

5/2/16[1] to 5/31/16 (Unaudited)

Net asset value, beginning of period	$19.090

Income from investment operations:
Net investment income[2]	0.026
Net realized and unrealized gain	0.334

Total from investment operations	0.360

Net asset value, end of period	$19.450

Total return[3]	1.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.82%
Ratio of net investment income to average net assets	0.27%
Portfolio turnover[4]	21%

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Portfolio turnover is representative of the Fund for the six months ended May 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

24

Notes to financial statements

Delaware Small Cap Core Fund	May 31, 2016 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund), Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares, are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 commenced operations on May 2, 2016.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

25

Notes to financial statements

Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2016, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no such commission rebates for the six months ended May 31, 2016.

26

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2016, the Fund earned $768 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2016, the Fund was charged $25,771 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2016, the Fund was charged $113,181 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the

27

Notes to financial statements

Delaware Small Cap Core Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2016, the Fund was charged $11,821 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2016, DDLP earned $72,412 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2016, DDLP received gross CDSC commissions of $771 and $7,396, on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2016, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2016, the Fund engaged in securities sales of $5,109,589, which resulted in net realized gains of $263.

3. Investments

For the six months ended May 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$649,093,525
Sales	230,119,421

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,373,885,612

Aggregate unrealized appreciation of investments	$121,546,841
Aggregate unrealized depreciation of investments	(71,008,895)

Net unrealized appreciation of investments	$50,537,946

28

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$1,405,010,669	$—	$1,405,010,669
Short-Term Investments	—	19,412,889	19,412,889

Total Value of Securities	$1,405,010,669	$19,412,889	$1,424,423,558

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

29

Notes to financial statements

Delaware Small Cap Core Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/16	Year ended 11/30/15
Shares sold:
Class A	4,789,523	8,800,988
Class C	1,360,786	2,853,899
Class R	283,938	881,190
Institutional Class	26,773,021	25,606,614
Class R6	105	—

Shares issued upon reinvestment of dividends and distributions:
Class A	407,469	362,058
Class C	179,645	160,808
Class R	45,504	45,998
Institutional Class	894,227	556,294

	34,734,218	39,267,849

Shares redeemed:
Class A	(3,077,630)	(2,712,915)
Class C	(573,769)	(464,555)
Class R	(251,108)	(298,710)
Institutional Class	(6,007,689)	(6,990,358)

	(9,910,196)	(10,466,538)

Net increase	24,824,022	28,801,311

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended May 31, 2016 and the year ended Nov. 30, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 5/31/16	8,006	24,511	246	29,801	$546,585
Year ended 11/30/15	1,967	56,284	—	53,562	1,091,472

30

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of May 31, 2016, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

31

Notes to financial statements

Delaware Small Cap Core Fund

6. Offsetting (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 2,143,478	$ (2,143,478)	$—	$ (2,143,478)	$—
Bank of Montreal	3,572,464	(3,572,464)	—	(3,572,464)	—
BNP Paribas	4,684,058	(4,684,058)	—	(4,684,058)	—
Total	$10,400,000	$(10,400,000)	$—	$(10,400,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

32

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperative and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2016, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable.

33

Notes to financial statements

Delaware Small Cap Core Fund

8. Credit and Market Risk (continued)

The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if the fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

34

About the organization

Board of trustees
Shawn K. Lytle
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA
Thomas L. Bennett
Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA
Affiliated officers
David F. Connor
Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA

Ann D. Borowiec
Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY
Joseph W. Chow
Former Executive Vice President State Street Corporation Boston, MA

Daniel V. Geatens
Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA

John A. Fry
President Drexel University Philadelphia, PA
Lucinda S. Landreth
Former Chief Investment Officer Assurant, Inc. New York, NY

Richard Salus
Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

Frances A. Sevilla-Sacasa
Chief Executive Officer Banco Itaú International Miami, FL
Thomas K. Whitford
Former Vice Chairman PNC Financial Services Group Pittsburgh, PA
Janet L. Yeomans
Former Vice President and Treasurer 3M Corporation St. Paul, MN

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Semiannual report

U.S. equity mutual fund

Delaware Small Cap Value Fund

May 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at delawareinvestments.com/literature.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2015 to May 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2015 to May 31, 2016 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Annualized Expense Ratio	Expenses Paid During Period 12/1/15 to 5/31/16*
Actual Fund return†
Class A	$1,000.00	$1,013.60	1.26%	$6.34
Class C	1,000.00	1,009.90	2.01%	10.10
Class R	1,000.00	1,012.30	1.51%	7.60
Institutional Class	1,000.00	1,014.90	1.01%	5.09
Class R6**	1,000.00	1,018.50	0.78%	0.62
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.70	1.26%	$6.36
Class C	1,000.00	1,014.95	2.01%	10.13
Class R	1,000.00	1,017.45	1.51%	7.62
Institutional Class	1,000.00	1,019.95	1.01%	5.10
Class R6**	1,000.00	1,021.10	0.78%	3.94

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Class R6 shares commenced operations on May 2, 2016. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by the average account value over the period, multiplied by 29/366 (to reflect the actual days since inception).

2

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Value Fund	As of May 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	97.97%
Basic Industry	9.74%
Business Services	1.63%
Capital Spending	7.78%
Consumer Cyclical	3.84%
Consumer Services	6.95%
Consumer Staples	3.40%
Energy	6.08%
Financial Services	27.22%
Healthcare	4.99%
Real Estate	8.57%
Technology	12.28%
Transportation	2.52%
Utilities	2.97%
Short-Term Investments	1.40%
Total Value of Securities	99.37%
Receivables and Other Assets Net of Liabilities	0.63%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	2.90%
Berry Plastics Group	2.03%
Webster Financial	1.98%
Selective Insurance Group	1.85%
MasTec	1.69%
Synopsys	1.65%
Bank of Hawaii	1.63%
Fuller (H.B.)	1.49%
Olin	1.48%
Southwest Gas	1.45%

3

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.97%

Basic Industry – 9.74%
Albemarle	442,100	$34,704,850
Berry Plastics Group †	1,396,610	54,705,214
Chemtura †	962,200	25,671,496
Clearwater Paper @†	472,905	29,608,582
HB Fuller	878,300	40,103,178
Kaiser Aluminum	209,027	17,915,704
Olin	1,729,200	39,788,892
PH Glatfelter	475,716	9,752,178
Ryerson Holding †	115,400	1,607,522
Trinseo †	173,100	8,151,279

		262,008,895

Business Services – 1.63%
Deluxe	322,200	20,984,886
Essendant	371,818	11,448,276
WESCO International †	197,400	11,514,342

		43,947,504

Capital Spending – 7.78%
Altra Industrial Motion @	796,043	21,525,003
CIRCOR International	191,200	10,714,848
EnPro Industries	287,400	14,533,818
H&E Equipment Services @	1,222,200	23,490,684
ITT	968,700	34,398,537
MasTec †	1,975,300	45,431,900
Primoris Services @	1,102,900	23,734,408
Regal Beloit	345,100	19,715,563
Thermon Group Holdings @†	786,900	15,816,690

		209,361,451

Consumer Cyclical – 3.84%
Barnes Group	583,000	19,466,370
Knoll	741,369	18,400,778
Meritage Homes †	728,000	26,564,720
Standard Motor Products @	482,640	18,649,210
Tenneco †	373,600	20,069,792

		103,150,870

Consumer Services – 6.95%
Asbury Automotive Group †	182,300	10,227,030
Cato Class A	311,744	11,799,510
Cheesecake Factory	471,500	23,513,705
Cinemark Holdings	527,431	19,082,454
Finish Line Class A	264,800	4,800,824
Genesco †	154,481	9,979,473
International Speedway Class A @	538,400	17,810,272

4

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Services (continued)
Meredith	327,418	$16,207,191
Steven Madden †	523,550	17,963,001
Texas Roadhouse	389,700	17,462,457
UniFirst	193,400	22,370,578
Wolverine World Wide	867,600	15,798,996

		187,015,491

Consumer Staples – 3.40%
Core-Mark Holding	251,200	21,507,744
J&J Snack Foods	216,200	22,809,100
Pinnacle Foods	500,500	21,086,065
Scotts Miracle-Gro Class A	375,800	26,118,100

		91,521,009

Energy – 6.08%
Dril-Quip †	257,800	15,733,534
Helix Energy Solutions Group †	1,846,200	14,788,062
Jones Energy Class A †	393,000	1,493,400
Oasis Petroleum †	1,776,400	17,835,056
Patterson-UTI Energy	1,352,800	25,175,608
SM Energy	757,600	23,879,552
Southwest Gas	563,300	39,109,919
Western Refining	740,300	15,723,972
Whiting Petroleum †	800,100	9,881,235

		163,620,338

Financial Services – 27.22%
American Equity Investment Life Holding	1,405,600	22,784,776
Bank of Hawaii	610,800	43,885,980
Boston Private Financial Holdings	1,716,300	21,608,217
Community Bank System @	892,100	36,790,204
East West Bancorp	2,017,823	77,887,968
First Financial Bancorp @	1,448,100	28,628,937
First Interstate BancSystem @	561,100	16,255,067
First Midwest Bancorp	1,329,700	24,865,390
Great Western Bancorp	1,137,750	38,706,255
Hancock Holding	1,298,600	35,698,514
Independent Bank	273,200	13,466,028
Infinity Property & Casualty @	259,682	20,237,018
Main Street Capital	573,500	18,443,760
NBT Bancorp @	1,138,200	33,189,912
ProAssurance	573,300	30,092,517
Prosperity Bancshares	475,100	25,584,135
S&T Bancorp @	645,156	16,690,186

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financial Services (continued)
Selective Insurance Group @	1,342,000	$49,855,300
Stifel Financial †	705,100	26,638,678
Umpqua Holdings	844,100	13,497,159
Validus Holdings	576,484	28,069,006
Valley National Bancorp	3,063,000	29,190,390
Webster Financial	1,362,100	53,339,836
WesBanco @	822,700	26,869,382

		732,274,615

Healthcare – 4.99%
Haemonetics †	351,100	9,830,800
Owens & Minor	704,500	26,270,805
Service International	636,100	17,429,140
STERIS	299,380	20,785,953
Teleflex	121,400	19,557,540
VCA †	257,100	16,693,503
VWR †	822,816	23,746,470

		134,314,211

Real Estate – 8.57%
Alexander & Baldwin	530,600	19,982,396
Brandywine Realty Trust	2,221,937	35,084,385
Education Realty Trust	519,033	22,209,422
Healthcare Realty Trust	855,200	27,186,808
Highwoods Properties	743,800	36,193,308
Lexington Realty Trust	2,772,800	26,202,960
Ramco-Gershenson Properties Trust	1,122,489	20,216,027
Summit Hotel Properties @	1,486,100	17,387,370
Washington Real Estate Investment Trust	875,600	25,944,028

		230,406,704

Technology – 12.28%
Brocade Communications Systems	1,585,000	14,360,100
Cirrus Logic †	607,100	21,855,600
CommScope Holding †	1,166,248	36,328,625
Electronics For Imaging †	717,700	31,456,791
NetScout Systems †	840,006	20,378,545
ON Semiconductor †	3,032,800	29,630,456
PTC †	736,800	26,333,232
Super Micro Computer †	740,300	19,425,472
Synopsys †	857,200	44,291,524
Tech Data †	376,200	28,429,434
Teradyne	1,276,100	25,279,541
Vishay Intertechnology	2,507,100	32,492,016

		330,261,336

6

	Number of shares	Value (U.S. $)

Common Stock (continued)

Transportation – 2.52%
Kirby †	253,300	$17,751,264
Matson	496,200	16,538,346
Saia †	341,750	8,909,423
Werner Enterprises	982,400	24,451,936

		67,650,969

Utilities – 2.97%
Black Hills	418,400	25,329,936
El Paso Electric	552,400	24,670,184
NorthWestern	513,000	29,733,480

		79,733,600

Total Common Stock (cost $2,155,349,575)		2,635,266,993

	Principal amount°

Short-Term Investments – 1.40%

Discount Notes – 0.30%≠
Federal Home Loan Bank
0.318% 7/13/16	4,219,785	4,218,202
0.325% 8/3/16	1,719,442	1,718,230
0.335% 7/12/16	488,493	488,314
0.335% 7/21/16	678,462	678,159
0.34% 7/22/16	214,011	213,914
0.35% 7/25/16	625,732	625,430

		7,942,249

Repurchase Agreements – 1.10%
Bank of America Merrill Lynch 0.23%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $6,106,891 (collateralized by U.S. government obligations 0.625%–1.50% 3/31/23–1/15/26; market value $6,228,993)	6,106,853	6,106,853
Bank of Montreal 0.26%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $10,178,161 (collateralized by U.S. government obligations 0.00%–8.75% 5/15/17–11/15/45; market value $10,381,652)	10,178,087	10,178,087
BNP Paribas 0.29%, dated 5/31/16, to be repurchased on 6/1/16, repurchase price $13,345,168 (collateralized by U.S. government obligations 0.00%–4.75% 7/15/17–5/15/43; market value $13,611,963)	13,345,060	13,345,060

		29,630,000

Total Short-Term Investments (cost $37,572,445)		37,572,249

7

Schedule of investments

Delaware Small Cap Value Fund

Total Value of Securities – 99.37% (cost $2,192,922,020)	$2,672,839,242

@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $396,538,225, which represents 14.74% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

8

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Statement of assets and liabilities
Delaware Small Cap Value Fund	May 31, 2016 (Unaudited)

Assets:
Investments, at value[1]	$2,635,266,993
Short-term investments, at value[2]	37,572,249
Cash	438,975
Receivable for fund shares sold	21,552,314
Dividends and interest receivable	3,623,177
Receivable for securities sold	2,056,600

Total assets	2,700,510,308

Liabilities:
Payable for fund shares redeemed	6,933,246
Payable for securities purchased	319,797
Other accrued expenses	1,586,244
Investment management fees payable	1,454,763
Distribution fees payable to affiliates	270,632
Trustees’ fees and expenses payable	14,825
Dividend disbursing and transfer agent fees and expenses payable to affiliates	44,204
Audit and tax fees	16,830
Accounting and administration expenses payable to affiliates	10,151
Legal fees payable to affiliates	4,874
Reports and statements to shareholders expenses payable to affiliates	929

Total liabilities	10,656,495

Total Net Assets	$2,689,853,813

Net Assets Consist of:
Paid-in capital	$2,279,191,203
Undistributed net investment income	4,120,125
Accumulated net realized loss on investments	(73,374,737)
Net unrealized appreciation of investments	479,917,222

Total Net Assets	$2,689,853,813

10

Net Asset Value
Class A:
Net assets	$771,417,455
Shares of beneficial interest outstanding, unlimited authorization, no par	15,503,719
Net asset value per share	$49.76
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$52.80

Class C:
Net assets	$97,380,856
Shares of beneficial interest outstanding, unlimited authorization, no par	2,345,613
Net asset value per share	$41.52

Class R:
Net assets	$75,705,402
Shares of beneficial interest outstanding, unlimited authorization, no par	1,567,012
Net asset value per share	$48.31

Institutional Class:
Net assets	$1,745,348,063
Shares of beneficial interest outstanding, unlimited authorization, no par	33,311,285
Net asset value per share	$52.40

Class R6:
Net assets	$2,037
Shares of beneficial interest outstanding, unlimited authorization, no par	38.87
Net asset value per share	$52.41

[1]Investments, at cost	$2,155,349,575
[2]Short-term investments, at cost	37,572,445

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations
Delaware Small Cap Value Fund	Six months ended May 31, 2016 (Unaudited)

Investment Income:
Dividends	$22,642,027
Interest	20,806

22,662,833

Expenses:
Management fees	8,436,954
Distribution expenses – Class A	897,559
Distribution expenses – Class C	475,544
Distribution expenses – Class R	179,154
Dividend disbursing and transfer agent fees and expenses	3,190,174
Accounting and administration expenses	406,759
Reports and statements to shareholders expenses	212,479
Legal fees	83,125
Custodian fees	74,404
Registration fees	69,129
Trustees’ fees and expenses	64,564
Audit and tax fees	16,840
Other	39,075

14,145,760
Less expense paid indirectly	(962)

Total operating expenses	14,144,798

Net Investment Income	8,518,035

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(72,678,907)
Net change in unrealized appreciation (depreciation) of investments	48,282,239

Net Realized and Unrealized Loss	(24,396,668)

Net Decrease in Net Assets Resulting from Operations	$(15,878,633)

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months
	ended
	5/31/16	Year ended
	(Unaudited)	11/30/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,518,035	$21,321,313
Net realized gain (loss)	(72,678,907)	157,799,628
Net change in unrealized appreciation (depreciation)	48,282,239	(144,766,971)

Net increase (decrease) in net assets resulting from operations	(15,878,633)	34,353,970

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,888,535)	(2,529,301)
Class C	(36,511)	—
Class R	(315,170)	(78,471)
Institutional Class	(16,110,155)	(9,685,508)

Net realized gain:
Class A	(43,679,962)	(37,171,869)
Class C	(7,046,702)	(6,106,100)
Class R	(4,516,923)	(4,105,600)
Institutional Class	(102,728,847)	(81,208,563)

	(179,322,805)	(140,885,412)

Capital Share Transactions:
Proceeds from shares sold:
Class A	89,876,746	254,031,977
Class C	5,494,450	18,856,506
Class R	9,794,809	24,715,625
Institutional Class	382,154,005	768,303,708
Class R6	2,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	47,959,569	39,096,602
Class C	6,859,386	5,896,531
Class R	4,831,510	4,183,570
Institutional Class	116,778,226	89,377,797

	663,750,701	1,204,462,316

14

	Six months
	ended
	5/31/16	Year ended
	(Unaudited)	11/30/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(121,368,856)	$(243,557,284)
Class C	(16,816,732)	(19,187,893)
Class R	(15,813,876)	(26,427,025)
Institutional Class	(578,792,000)	(590,103,471)

	(732,791,464)	(879,275,673)

Increase (decrease) in net assets derived from capital share transactions	(69,040,763)	325,186,643

Net Increase (Decrease) in Net Assets	(264,242,201)	218,655,201

Net Assets:
Beginning of period	2,954,096,014	2,735,440,813

End of period	$2,689,853,813	$2,954,096,014

Undistributed net investment income	$4,120,125	$16,952,462

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 52.550	$54.870	$52.370	$39.750	$37.860	$36.190

0.128	0.322	0.148	0.119	0.074	(0.008)
0.301	0.152	3.508	12.847	3.622	1.818

0.429	0.474	3.656	12.966	3.696	1.810

(0.324)	(0.178)	(0.055)	(0.092)	—	—
(2.895)	(2.616)	(1.101)	(0.254)	(1.806)	(0.140)

(3.219)	(2.794)	(1.156)	(0.346)	(1.806)	(0.140)

$ 49.760	$52.550	$54.870	$52.370	$39.750	$37.860

1.36%	0.90%	7.12%	32.87%	10.21%	4.99%

$771,418	$794,664	$775,076	$884,026	$522,403	$375,299
1.26%	1.22%	1.22%	1.25%	1.32%	1.37%
1.26%	1.22%	1.22%	1.29%	1.37%	1.42%
0.56%	0.62%	0.27%	0.26%	0.19%	(0.02% )
0.56%	0.62%	0.27%	0.22%	0.14%	(0.07% )
7%	20%	17%	28%	11%	29%

17

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 44.240	$46.790	$45.110	$34.450	$33.280	$32.070

(0.036)	(0.059)	(0.219)	(0.196)	(0.188)	(0.260)
0.226	0.125	3.000	11.110	3.164	1.610

0.190	0.066	2.781	10.914	2.976	1.350

(0.015)	—	—	—	—	—
(2.895)	(2.616)	(1.101)	(0.254)	(1.806)	(0.140)

(2.910)	(2.616)	(1.101)	(0.254)	(1.806)	(0.140)

$ 41.520	$44.240	$46.790	$45.110	$34.450	$33.280

0.99%	0.14%	6.30%	31.93%	9.37%	4.20%

$ 97,381	$108,890	$109,368	$99,099	$66,231	$52,648
2.01%	1.97%	1.97%	2.00%	2.07%	2.12%
(0.19%)	(0.13% )	(0.48% )	(0.49% )	(0.56% )	(0.77% )
7%	20%	17%	28%	11%	29%

19

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$51.050	$53.390	$51.060	$38.770	$ 37.050	$ 35.510

0.069	0.186	0.012	0.004	(0.022)	(0.102)
0.288	0.140	3.419	12.540	3.548	1.782

0.357	0.326	3.431	12.544	3.526	1.680

(0.202)	(0.050)	—	—	—	—
(2.895)	(2.616)	(1.101)	(0.254)	(1.806)	(0.140)

(3.097)	(2.666)	(1.101)	(0.254)	(1.806)	(0.140)

$48.310	$51.050	$53.390	$51.060	$ 38.770	$ 37.050

1.23%	0.63%	6.85%	32.55%	9.96%	4.72%

$75,705	$81,187	$82,577	$76,501	$ 44,379	$ 28,303
1.51%	1.47%	1.47%	1.50%	1.57%	1.62%
1.51%	1.47%	1.47%	1.58%	1.67%	1.72%
0.31%	0.37%	0.02%	0.01%	(0.06% )	(0.27% )
0.31%	0.37%	0.02%	(0.07% )	(0.16% )	(0.37% )
7%	20%	17%	28%	11%	29%

21

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/16[1]	Year ended

(Unaudited)	11/30/15	11/30/14	11/30/13	11/30/12	11/30/11

$ 55.230	$57.520	$54.830	$41.590	$39.430	$37.590

0.196	0.475	0.292	0.250	0.180	0.090
0.323	0.163	3.672	13.434	3.786	1.890

0.519	0.638	3.964	13.684	3.966	1.980

(0.454)	(0.312)	(0.173)	(0.190)	—	—
(2.895)	(2.616)	(1.101)	(0.254)	(1.806)	(0.140)

(3.349)	(2.928)	(1.274)	(0.444)	(1.806)	(0.140)

$ 52.400	$55.230	$57.520	$54.830	$41.590	$39.430

1.49%	1.15%	7.38%	33.22%	10.49%	5.26%

$1,745,348	$1,969,355	$1,768,420	$1,214,512	$348,533	$91,442
1.01%	0.97%	0.97%	1.00%	1.07%	1.12%
0.81%	0.87%	0.52%	0.51%	0.44%	0.23%
7%	20%	17%	28%	11%	29%

23

Financial highlights

Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout the period were as follows:

5/2/16[1] to 5/31/16 (Unaudited)

Net asset value, beginning of period	$51.460

Income from investment operations:
Net investment income[2]	0.020
Net realized and unrealized gain	0.930
Total from investment operations	0.950

Net asset value, end of period	$52.410

Total return[3]	1.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2
Ratio of expenses to average net assets	0.78%
Ratio of net investment income to average net assets	0.45%
Portfolio turnover[4]	7%

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Portfolio turnover is representative of the Fund for the six months ended May 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

24

Notes to financial statements

Delaware Small Cap Value Fund	May 31, 2016 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund (formerly, Delaware Dividend Income Fund), Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 commenced operations on May 2, 2016.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2012–Nov. 30, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

25

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2016 and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the

26

order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no such commission rebates for the six months ended May 31, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2016, the Fund earned $962 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2016, the Fund was charged $59,167 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2016, the Fund was charged $260,033 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

27

Notes to financial statements

Delaware Small Cap Value Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2016, the Fund was charged $28,415 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2016, DDLP earned $12,728 for commissions on sales of the Fund’s Class A shares. For the six months ended, May 31, 2016, DDLP received gross CDSC commissions of $119 and $2,910, on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$183,814,189
Sales	431,129,549

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$2,192,922,020

Aggregate unrealized appreciation of investments	$602,404,118
Aggregate unrealized depreciation of investments	(122,486,896)

Net unrealized appreciation of investments	$479,917,222

28

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$2,635,266,993	$—	$2,635,266,993
Short-Term Investments	—	37,572,249	37,572,249

Total Value of Securities	$2,635,266,993	$37,572,249	$2,672,839,242

29

Notes to financial statements

Delaware Small Cap Value Fund

3. Investments (continued)

During the six months ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/16	Year ended 11/30/15
Shares sold:
Class A	1,977,920	4,919,498
Class C	144,174	425,227
Class R	220,471	484,938
Institutional Class	7,856,259	14,039,643
Class R6	39	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,049,903	748,690
Class C	179,377	133,165
Class R	108,793	82,273
Institutional Class	2,430,351	1,632,471

	13,967,287	22,465,905

Shares redeemed:
Class A	(2,646,810)	(4,670,476)
Class C	(439,229)	(434,350)
Class R	(352,575)	(523,606)
Institutional Class	(12,635,426)	(10,754,425)

	(16,074,040)	(16,382,857)

Net increase (decrease)	(2,106,753)	6,083,048

30

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2016 and year ended Nov. 30, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions

	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 5/31/16	4,161	305	26	27	4,194	$218,384
Year ended 11/30/15	107,154	1,934	—	3,960	103,305	5,893,372

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of May 31, 2016, or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master

31

Notes to financial statements

Delaware Small Cap Value Fund

6. Offsetting (continued)

Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 6,106,853	$ (6,106,853)	$ —	$ (6,106,853)	$ —
Bank of Montreal	10,178,087	(10,178,087)	—	(10,178,087)	—
BNP Paribas	13,345,060	(13,345,060)	—	(13,345,060)	—
Total	$29,630,000	$(29,630,000)	$ —	$(29,630,000)	$ —

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to

32

reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2016, the Fund had no securities out on loan.

33

Notes to financial statements

Delaware Small Cap Value Fund

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended May 31, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosure.

34

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

35

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL
Thomas L. Bennett	Joseph W. Chow		Thomas K. Whitford
Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Boston, MA		Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	August 4, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2016